As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Administrative and Support Services - 3.9%
235,000	Robert Half International, Inc.	$6,713,950

	Apparel Manufacturing - 2.4%
107,500	Cintas Corp.	4,150,575

	Chemical Manufacturing - 5.5%
71,500	Abbott Laboratories	4,609,605
110,000	Eli Lilly & Co.	4,720,100
		9,329,705
	Computer and Electronic Product Manufacturing - 12.8%
300,000	Hewlett-Packard Co.	6,033,000
21,400	International Business Machines Corp.	4,185,412
210,000	TE Connectivity (a)	6,701,100
620,000	Xerox Corp.	4,879,400
		21,798,912
	Credit Intermediation and Related Activities - 16.8%
925,000	Bank of America Corp.	7,566,500
236,000	Citigroup, Inc.	6,468,760
193,000	JPMorgan Chase & Co.	6,895,890
173,000	State Street Corp.	7,722,720
		28,653,870
	Educational Services - 1.8%
85,000	Apollo Group, Inc. - Class A (b)	3,076,150

	Electrical Equipment, Appliance, and Component - 2.7%
75,000	Whirlpool Corp.	4,587,000

	Furniture and Related Product Manufacturing - 1.1%
81,500	Fortune Brands Home & Security Inc. (b)	1,815,005

	Insurance Carriers and Related Activities - 10.9%
109,500	Aetna Inc.	4,245,315
204,000	Allstate Corp.	7,158,360
330,000	Lincoln National Corp.	7,217,100
		18,620,775
	Machinery Manufacturing - 4.6%
50,000	Baker Hughes, Inc.	2,055,000
280,000	General Electric Co.	5,835,200
		7,890,200
	Miscellaneous Manufacturing - 4.1%
132,500	Baxter International Inc.	7,042,375

	Miscellaneous Store Retailers - 3.7%
480,000	Staples, Inc.	6,264,000

	Oil and Gas Extraction - 0.9%
90,000	WPX Energy, Inc. (b)	1,456,200

	Printing and Related Support Activities - 5.8%
162,000	Avery Dennison Corp.	4,429,080
460,000	R. R. Donnelley & Sons Co.	5,414,200
		9,843,280
	Professional, Scientific, and Technical Services - 4.5%
158,000	Omnicom Group Inc.	7,678,800

	Publishing Industries - 10.6%
360,000	Electronic Arts Inc. (b)	4,446,000
145,000	McGraw-Hill Companies, Inc.	6,525,000
235,000	Microsoft Corp.	7,188,650
		18,159,650
	Telecommunications - 2.8%
57,500	Time Warner Cable Inc.	4,720,750

	Water Transportation - 3.5%
177,000	Carnival Corp.	6,065,790

	TOTAL COMMON STOCKS (Cost $166,008,396)	167,866,987

	SHORT-TERM INVESTMENTS - 1.4%
2,408,536	Fidelity Institutional Money Market Portfolio - Select Class, 0.18% (c)	2,408,536
	Total Short-Term Investments (Cost $2,408,536)	2,408,536
	Total Investments in Securities (Cost $168,416,932) - 99.8%	170,275,523
	Other Assets in Excess of Liabilities - 0.2%	392,145
	NET ASSETS - 100.0%	$170,667,668

(a) U.S. traded security of a foreign issuer.
(b) Non-income producing security.
(c) Rate shown is the 7-day yield at June 30, 2012.

Note 1 – Securities Valuation

The Poplar Forest Partners Fund’s (the “Fund”) investments are carried at their fair value.  Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$6,713,950	$-	$-	$6,713,950
Educational Services	3,076,150	-	-	3,076,150
Finance and Insurance	47,274,645	-	-	47,274,645
Information	22,880,400	-	-	22,880,400
Manufacturing	59,755,952	-	-	59,755,952
Mining, Quarrying, and Oil and Gas Extraction	1,456,200	-	-	1,456,200
Professional, Scientific, and Technical Services	7,678,800	-	-	7,678,800
Retail Trade	6,264,000	-	-	6,264,000
Transportation and Warehousing	6,065,790	-	-	6,065,790
Wholesale Trade	6,701,100	-	-	6,701,100
Total Common Stocks	167,866,987	-	-	167,866,987
Short-Term Investments	2,408,536			2,408,536
Total Investments in Securities	$170,275,523	$-	$-	$170,275,523

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended June 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$168,237,771

Gross unrealized appreciation	$15,679,613
Gross unrealized depreciation	(13,641,861)
Net unrealized appreciation	$2,037,752

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 8/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 8/14/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 8/14/12

* Print the name and title of each signing officer under his or her signature.